Debt (long and short-term), Movement Over the Period (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Long and short-term deb value [Roll Forward]
Beginning value	€ 646.7
Increase - issuance	1,420.4
Decrease - Reimbursement	(1,039.0)
Change in scope of consolidation	0.1
Foreign exchange	7.6
Others	(46.7)
Ending value	989.1
Bonds [Member]
Long and short-term deb value [Roll Forward]
Beginning value	0.0
Increase - issuance	598.5
Decrease - Reimbursement	0.0
Change in scope of consolidation	0.0
Foreign exchange	0.0
Others	0.0
Ending value	598.5
Commercial Papers [Member]
Long and short-term deb value [Roll Forward]
Beginning value	393.0
Increase - issuance	0.0
Decrease - Reimbursement	(313.0)
Change in scope of consolidation	0.0
Foreign exchange	0.0
Others	0.0
Ending value	80.0
Bank Borrowings and Other [Member]
Long and short-term deb value [Roll Forward]
Beginning value	9.4
Increase - issuance	620.4
Decrease - Reimbursement	(628.7)
Change in scope of consolidation	0.0
Foreign exchange	0.3
Others	3.4
Ending value	4.8
Financial Debts [Member]
Long and short-term deb value [Roll Forward]
Beginning value	402.4
Ending value	683.3
Lease Liability [Member]
Long and short-term deb value [Roll Forward]
Beginning value	244.3
Increase - issuance	201.5
Decrease - Reimbursement	(97.3)
Change in scope of consolidation	0.1
Foreign exchange	7.3
Others	(50.1)
Ending value	€ 305.8